Document and Entity Information	Jun. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38959
Entity Registrant Name	BridgeBio Pharma, Inc.
Entity Central Index Key	0001743881
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3160 Porter Dr.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	391-9740
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false